FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Jan. 31, 2013
Fair Value, by Balance Sheet Grouping [Table Text Block]
		January 31, 2013		January 31, 2012
		Carrying	Fair	Carrying	Fair
	Level	value	value	value	value
Cash and cash equivalents	Level 1	$2,117,142	$2,117,142	$9,249,307	$9,249,307
Receivables	Level 2	$33,357	$33,357	$67,093	$67,093
Accounts payable	Level 2	$441,638	$441,638	$622,077	$622,077
Due to related parties	Level 2	$13,639	$13,639	$28,425	$28,425

Foreign exchange risk [Table Text Block]
	Argentinian	CDN
	Peso (ARS)	Dollar ($)

Cash and cash equivalents	257,169	1,908,477
Receivables and advances	-	236
Accounts payable	(1,012,464)	(152,576)
Net exposure	(755,295)	1,756,137